Insurance Contracts - Sumary of Shareholders' Equity on Net Result (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Insurance [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	€ (192)	€ (185)
Insurance [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	169	172
Insurance [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	(444)	(449)
Insurance [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	452	476
Insurance [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	136	162
Insurance [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	(148)	(164)
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	(2,418)	(1,998)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	2,387	1,873
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	(401)	(449)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	496	477
On Share Holders Equity Insurance Contracts [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	178	159
On Share Holders Equity Insurance Contracts [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	€ (104)	€ (161)